Investment Strategy - BFS Equity Fund	Oct. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will invest primarily in large capitalization common stocks that in the opinion of the Fund’s adviser, Bradley, Foster & Sargent, Inc. (the “Adviser”), appear to be high quality and attractively valued companies. The Adviser selects portfolio securities after applying a two-step process. First, the Adviser attempts to identify quality companies by utilizing qualitative and quantitative processes. The Adviser identifies companies with strong management, a proven business model, a wide moat to protect against competitive threats, leading brands, and an excellent market position. The Adviser supplements this qualitative analysis with a quantitative assessment which emphasizes high returns on equity, consistent growth of earnings and revenues, above average margins, balance sheet strength, and effective allocation of cash flow (including share buy backs and dividend growth). Secondly, the Adviser seeks to identify an event or change in circumstances at a company as it believes that investing in quality companies after an “opportunistic” event has occurred can increase the return on investment and lower the risk profile of a given stock. The Adviser generally invests broadly across industries and companies. The Adviser’s macro-economic views may influence portfolio sector weightings. For example, if the Adviser feels that a particular sector was threatened or may experience an economic downturn in the near future, it may determine to underweight that sector relative to its benchmark. The Fund may also invest in mid-capitalization stocks.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock) and shares of other investment companies (including open-end and closed-end funds and exchange-traded funds (“ETFs”)) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest in cash and other cash equivalents. While the Fund is diversified, it may, at times, hold the securities of a small number of issuers.

The Adviser will sell a security when it no longer meets its criteria or when it reaches its price target.